Financial Instruments and Fair Value Disclosures - Individually significant customers (Details) - Customer Concentration Risk - Revenue Benchmark	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Minimum
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	18.00%	13.00%
Koch Shipping PTE LTD. Singapore
Concentration Risk [Line Items]
Percentage of charter revenues	15.00%	11.00%